PENSIONS AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Netherlands [Member]
Payroll staff [Abstract]
Defined benefit plans, pension plan assets funded percentage	100.00%
European Pension Plans [Member]
Payroll staff [Abstract]
Expected cash contributions to plans	€ 1.4